EQUITY (Tables)	0 Months Ended
Dec. 31, 2013
Equity Tables [Abstract]
Schedule of ordinary shares issued upon outstanding options
The following tables summarize information at December 31, 2013 regarding the number of ordinary shares issuable upon (1) outstanding options and (2) vested options:
(1) Number of ordinary shares issuable upon exercise of outstanding options
Range of exercise prices			Balance at end of period (in thousands)	Weighted average exercise price	Weighted average remaining life	Aggregate intrinsic value (in thousands)
			Number of shares	$	Years	$
$ -	-	$ -	-	-	-	-
$ -	-	$ -	-	-	-	-
$10.00	-	$35.10	9	20.97	0.50	165
$35.11	-	$40.10	6,195	38.70	9.01	8,549
$40.11	-	$45.10	13,587	42.32	5.43	-
$45.11	-	$50.10	5,634	48.31	6.45	-
$50.11	-	$55.10	6,428	52.54	3.37	-
$55.11	-	$65.00	628	60.92	3.15	-
Total			32,481	45.05	5.84	8,714

Schedule of ordinary shares issued upon vested options
(2) Number of ordinary shares issuable upon exercise of vested options
Range of exercise prices			Balance at end of period (in thousands)	Weighted average exercise price	Weighted average remaining life	Aggregate intrinsic value (in thousands)
			Number of shares	$	Years	$
$ -	-	$ -	-	-	-	-
$ -	-	$ -	-	-	-	-
$10.00	-	$35.10	9	20.97	0.50	165
$35.11	-	$40.10	1,233	38.85	8.73	1,517
$40.11	-	$45.10	6,530	42.65	2.67	-
$45.11	-	$50.10	3,074	48.47	5.76	-
$50.11	-	$55.10	5,852	52.78	3.04	-
$55.11	-	$65.00	384	61.04	3.15	-
Total			17,082	47.30	3.80	1,682

Components of accumulated other comprehensive income (loss)
	December 31,
	2013	2012	2011

	(U.S. $ in millions)
Currency translation adjustment, net of tax	$151	$175	$(455)
Unrealized loss from available-for-sale securities, net of tax	5	(7)	(72)
Unrealized loss from cash flow hedge	(197)	(93)	(30)
Defined benefit plans, net of tax	(50)	(92)	(32)
Accumulated other comprehensive loss attributable to Teva	$(91)	$(17)	$(589)

Disclosure of Share-based Compensation Arrangements by Share-based Payment Award [Table Text Block]
The weighted average fair value of options granted during the years was estimated by using the Black-Scholes option-pricing model:

	Year ended December 31,
	2013	2012	2011

Weighted average fair value	$ 6.6	$ 7.4	$ 9.2

The fair value of these options was estimated on the date of grant, based on the following weighted average assumptions:

	Year ended December 31,
	2013	2012	2011

Dividend yield	3.3%	2.6%	2.0%
Expected volatility	23%	24%	27%
Risk-free interest rate	2.1%	1.3%	1.3%
Expected life term	9 years	8 years	6 years

Treasury Stock Shares Acquired [Table Text Block]
	Year ended December 31,

	2013	2012	2011
	(in millions)
Amount spent on shares repurchased	$497	$1,161	$899
Number of shares repurchased	12.8	28.1	19.6

Accumulated Other Comprehensive Income/(Loss) (net of tax)
The following table presents the changes in the components of accumulated other comprehensive loss for the year ended December 31, 2013:

	Currency translation adjustment	Unrealized gain (loss) from available-for-sale securities	Unrealized (gain) loss from cash flow hedge	Defined benefit plan items	Total accumulated other comprehensive loss
	(U.S. $ in millions)
Other comprehensive income (loss) before reclassifications	$(46)	$18	$(111)	$20	$(119)
Amounts reclassified from accumulated other comprehensive loss before tax:
Currency translation adjustment, included in financial expenses - net	17				17
Gains on marketable securities, included in financial expenses - net		(6)			(6)
Loss on derivative financial instruments, included in net revenues			7		7
Loss on defined benefit plans, included in various statement of income items **				24	24
Amounts reclassified from accumulated other comprehensive loss before tax	17	(6)	7	24	42
Net other comprehensive income (loss) before tax	(29)	12	(104)	44	(77)
Income tax related to items of other comprehensive income (loss)	5	*	*	(2)	3
Net other comprehensive income (loss) after tax	$(24)	$12	$(104)	$42	$(74)

* Represents an amount of less than $0.5 million.
** Affected mostly general and administrative expenses, as well as cost of sales, research and development expenses, and sales and marketing expenses.